Stock-based Employee Incentive Plans	12 Months Ended
Dec. 31, 2013
Stock-based Employee Incentive Plans [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments

12.	Stock-based Employee Incentive Plans

Our stock-based employee compensation plans (collectively, the “Plans”) provide for awards of stock options, SARs, PSARs, restricted stock units (“RSUs”), MSUs, PSUs, deferred contingent common stock and the ability for employees to purchase common stock at a discount. At December 31, 2013, approximately 34 million common shares were available for issuance under the Plans. Executive, middle management and non-management employees may be granted RSUs, MSUs, PSUs, stock options, SARs and PSARs, each of which are described below:

RSUs - For each RSU granted, employees receive one share of common stock, net of taxes, at the end of the vesting period. RSUs generally become 100% vested approximately three years from the grant date, with one-third vesting each December.

MSUs - The number of vested MSUs (which could range from zero to 150% of the original number of units granted) is dependent on the weighted average closing price of our common stock for the thirty trading days prior to the vesting date, including the vesting date. Each vested MSU represents one share of common stock and will be paid in shares of common stock, net of taxes. MSUs granted in 2011 were subject to a 22 month vesting period. MSUs representing 50% of the grant date fair value of the MSUs granted in 2012 were subject to a two-year vesting period while the remaining MSUs granted in 2012 are subject to a three-year vesting period. MSUs granted in 2013 are subject to a three-year vesting period.

PSUs - The number of vested PSUs (which could range from zero to 200% of the original number of units granted) is dependent upon the degree to which we achieve performance goals, which for the most part, are set at the time of grant as determined by our Board's Committee on Compensation and Talent Management (the “Compensation Committee”). Each vested PSU represents one share of common stock and will be paid in shares of common stock, net of taxes. Below is a summary of the performance period and vesting percentages for each tranche of PSUs granted by the Company:

PSUs granted in 2011 (“2011 PSUs”)
The one-year performance period for the 2011 PSUs ended on December 31, 2011. The 2011 PSUs were subject to a 22 month vesting period and vested at 200% of the original number of units granted.

PSUs granted in 2012 (“2012 PSUs”)
Half of the 2012 PSUs were subject to a one-year performance period that ended on December 31, 2012, and vested at 81.67% of the original number of units granted. The remaining half were subject to a one-year performance period that ended December 31, 2013, and vested at 119.12% of the original number of units granted. The 2012 PSUs were subject a two-year vesting period.

PSUs granted in 2013 (“2013 PSUs”)
Certain PSUs granted in 2013 are subject to a single three year performance period that will end on December 31, 2015, and are subject to a single vesting period that ends on January 5, 2016.

Half of the remaining 2013 PSUs were subject to a one-year performance period that ended on December 31, 2013, and the other half of the remaining 2013 PSUs are subject to a one-year performance period that will end on December 31, 2014.  The 2013 PSUs that were subject to a one-year performance period will vest at 127.08% of the original number of units granted.

Stock Options and SARs - We have not granted stock options since 2005, but some remain outstanding.
Stock options were granted to purchase our common stock at or above the market price on the date of grant. SARs granted will be settled in stock, net of taxes, based on the appreciation of our stock price on the exercise date over the market price on the date of grant. SARs and stock options generally become 100% vested three years after the grant is made, with one-third vesting each year. Vested SARs and stock options may be exercised at any time during the ten years after grant, except in certain circumstances, generally related to employment termination or retirement. At the end of the ten-year period, any unexercised SARs and stock options expire.

We estimate the grant date fair value of SARs using a modified Black-Scholes option pricing model. We did not grant a material number of SARs in 2013, 2012 or 2011.

We use historical data to estimate the period of time that stock options or SARs are expected to be outstanding. Expected volatilities are based on a weighted average of the historical volatility of our stock price and implied volatility from traded options on our stock. The risk-free interest rate for periods within the expected life of the stock option or SAR is based on the benchmark five-year U.S. Treasury rate in effect on the date of grant. The dividend yield assumption is based on our historical dividends declared.

PSARs - PSARs represent the opportunity to vest in SARs. For the PSARs granted in 2013, the number of vested PSARs (which may range in specified increments from zero to 700,000 SARs) is dependent on Aetna's total shareholder return over a three year performance period relative to a defined peer group of seven companies. The PSARs granted in 2013 are subject to a three-year vesting period.

The stock option, SAR and PSAR transactions during 2013, 2012 and 2011 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options, SARs and PSARs		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2011
Outstanding, beginning of year	37.8		$31.01	4.1	$232.9
Granted	.1		36.87	—	—
Exercised	(10.0)		17.35	—	228.8
Expired or forfeited	(1.6)		47.95	—	—
Outstanding, end of year	26.3		$35.18	4.0	$246.3

Exercisable, end of year	24.7		$35.38	3.8	$230.6

2012
Outstanding, beginning of year	26.3		$35.18	4.0	$246.3
Granted	.1		44.79	—	—
Exercised	(6.7)		22.73	—	148.0
Expired or forfeited	(.3)		43.02	—	—
Outstanding, end of year	19.4		$39.34	3.5	$163.8

Exercisable, end of year	19.4		$39.34	3.5	$163.8

2013
Outstanding, beginning of year	19.4		$39.34	3.5	$163.8
Granted	.7	(1)	63.32	—	—
Exercised	(9.3)		36.58	—	203.4
Expired or forfeited	(.3)		47.11	—	—
Outstanding, end of year	10.5		$43.27	3.5	$264.6

Exercisable, end of year	9.8		$41.77	3.0	$261.6

(1)	PSARs are included in this table at the maximum amount that could potentially vest.
The following is a summary of information regarding stock options, SARs and PSARs outstanding at December 31, 2013:

	Outstanding				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
$10.00-$20.00	.5	.1	$19.38	$24.2	.5	$19.38	$24.2
20.00-30.00	.1	3.7	26.30	2.4	.1	26.30	2.4
30.00-40.00	2.8	3.6	32.87	100.4	2.8	32.87	100.4
40.00-50.00	2.8	2.9	43.65	68.8	2.8	43.65	68.8
50.00-60.00	3.6	3.1	50.49	65.8	3.6	50.49	65.8
60.00-70.00	.7	9.6	64.25	3.0	—	—	—
$10.00-$70.00	10.5	3.5	$43.27	$264.6	9.8	$41.77	$261.6

The grant date fair values of RSUs and PSUs are based on the market price of our common stock on the date of grant. Beginning in 2010, we granted MSUs to certain employees. We estimate the grant date fair value of MSUs using a Monte Carlo simulation. MSUs granted in 2013 had a weighted average per MSU grant date fair value of $49.31. MSUs granted in 2012 were valued using two separate performance periods, which resulted in a weighted average per MSU grant date fair value of $46.36 and $46.84, respectively, for the two-year and three-year vesting period tranches. MSUs granted in 2011 had a weighted average per MSU grant date fair value of $38.79. The weighted-average per MSU grant date fair values listed above were calculated using the assumptions noted in the following table:

		2012
	2013	Two-year	Three-year	2011
Dividend yield	1.7%	1.6%	1.6%	1.6%
Historical volatility	28.8%	30.3%	39.7%	36.5%
Risk-free interest rate	.4%	.2%	.3%	.6%
Initial price	$48.48	$44.79	$44.79	$36.87

The annualized volatility of the price of our common stock was calculated over the three-year period preceding the grant date for MSUs granted in 2013. As the MSUs granted in 2012 have two separate performance periods (two years and three years), the annualized volatility of the price of our common stock was calculated over the two-year and three-year periods preceding the grant date. The annualized volatility of the price of our common stock was calculated over the 22 month period preceding the grant date for the MSUs granted in 2011. The risk-free interest rates for periods within the expected life of the MSUs are based on a constant maturity yield curve in effect on the grant date for MSUs granted in 2013 and 2012 and a 22 month interpolated U.S. Treasury rate in effect on the date of grant for the the MSUs granted during 2011. The dividend yield assumptions for 2013, 2012 and 2011, respectively, were based on our expected 2013, 2012 and 2011 annual dividend payout, respectively.

RSU, MSU and PSU transactions in 2013, 2012 and 2011 were as follows (number of units in millions):

	2013		2012		2011
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year	3.4	$43.25	6.7	$33.62	5.0	$31.16
Granted	3.6	51.22	4.6	43.71	3.9	37.43
Vested	(1.3)	41.56	(7.7)	34.69	(1.3)	33.34
Forfeited	(.4)	46.65	(.2)	37.37	(.9)	33.65
RSUs, MSUs and PSUs at end of year	5.3	$48.82	3.4	$43.25	6.7	$33.62

In 2013, we granted PSARs and estimated the fair value of those PSARs using a Monte Carlo simulation. The PSARs granted in 2013 had a grant date per PSAR fair value of $18.64. That grant date fair value was calculated using the assumptions noted in the following table:

Dividend yield	1.25%
Expected settlement period (in years)	6.12
Historical volatility	40.4%
Risk-free interest rate	.6%
Initial price	$64.25

During 2013, 2012 and 2011, the following activity occurred under the Plans:

(Millions)	2013	2012	2011
Cash received from stock option exercises	$89.1	$89.8	$150.4
Intrinsic value of options/SARs exercised and stock units vested	292.0	492.5	280.7
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	98.9	172.4	98.2
Fair value of stock options, SARs and stock units vested (1)	52.1	273.4	98.5

(1)	The fair value represents the total dollar value of the stock options, SARs and stock units as of the respective grant dates.

We settle our stock options, SARs, PSARs and stock units with newly-issued common stock and generally utilize the proceeds from stock options to repurchase our common stock in the open market in the same period.

In 2013, 2012 and 2011 we recorded share-based compensation expense of $127 million, $122 million and $141 million, respectively, in general and administrative expenses. We also recorded related tax benefits of $35 million, $32 million and $47 million in 2013, 2012 and 2011, respectively. At December 31, 2013, $154 million of total unrecognized compensation costs related to stock options, SARs, PSARs and stock units is expected to be recognized over a weighted-average period of 1.8 years.